INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
Investment Securities Details [Abstract]
INVESTMENT SECURITIES

The disclosure information with respect to available-for-sale securities and held-to-maturity securities as of December 31, 2010 and for the years ended December 31, 2009 and 2010 has been restated to reflect the impact discussed in Note 43.

NOTE 11: INVESTMENT SECURITIES

Available-for-sale securities

The amortized cost of available-for-sale securities and their fair values at December 31, comprised:

	2010
	As restated1
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	9,581,861	-	(2,925,797)	6,656,064
Debt securities issued by other governments and public sector entities	3,671,148	92,991	(3,433)	3,760,706
Corporate debt securities issued by companies incorporated in Greece	1,093,095	3	(254,310)	838,788
Corporate debt securities issued by companies incorporated outside Greece	1,414,465	66,649	(58,822)	1,422,292
Equity securities issued by companies incorporated in Greece	145,444	1,535	(483)	146,496
Equity securities issued by companies incorporated outside Greece	145,022	4,394	(2,918)	146,498
Foreign treasury bills	220,121	2	(1,803)	218,320
Mutual Fund units	510,566	6,296	(17,516)	499,346
Total available-for-sale securities	16,781,722	171,870	(3,265,082)	13,688,510
1 See Note 43 for more information
	2011
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,730,682	-	(33,304)	3,697,378
Debt securities issued by other governments and public sector entities	3,154,367	7,840	(108,456)	3,053,751
Corporate debt securities issued by companies incorporated in Greece	701,889	685	(242,048)	460,526
Corporate debt securities issued by companies incorporated outside Greece	715,904	32,653	(93,675)	654,882
Equity securities issued by companies incorporated in Greece	56,968	817	(165)	57,620
Equity securities issued by companies incorporated outside Greece	42,107	6,121	(3,273)	44,955
Foreign treasury bills	181,130	53	(733)	180,450
Mutual Fund units	452,200	2,254	(32,292)	422,162
Total available-for-sale securities	9,035,247	50,423	(513,946)	8,571,724

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2010
	As restated1
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	2,359,733	(688,778)	3,944,167	(2,237,019)	6,303,900	(2,925,797)
Debt securities issued by other governments and public sector entities	149,404	(2,966)	46,623	(467)	196,027	(3,433)
Corporate debt securities issued by companies incorporated in Greece	203,619	(12,047)	632,081	(242,263)	835,700	(254,310)
Corporate debt securities issued by companies incorporated outside Greece	112,656	(4,294)	417,257	(54,528)	529,913	(58,822)
Equity securities issued by companies incorporated in Greece	1,334	(453)	127	(30)	1,461	(483)
Equity securities issued by companies incorporated outside Greece	14,829	(2,040)	2,024	(878)	16,853	(2,918)
Foreign treasury bills	54,026	(1,803)	-	-	54,026	(1,803)
Mutual Fund units	248,259	(4,209)	131,327	(13,307)	379,586	(17,516)
Total available-for-sale securities	3,143,860	(716,590)	5,173,606	(2,548,492)	8,317,466	(3,265,082)
1 See Note 43 for more information

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2011. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities in unrealized loss position
Greek government bonds	1,327,674	(33,304)	-	-	1,327,674	(33,304)
Debt securities issued by other governments and public sector entities	2,403,878	(91,797)	60,037	(16,659)	2,463,915	(108,456)
Corporate debt securities issued by companies incorporated in Greece	17,900	(9,467)	335,976	(232,581)	353,876	(242,048)
Corporate debt securities issued by companies incorporated outside Greece	137,609	(16,698)	216,391	(76,977)	354,000	(93,675)
Equity securities issued by companies incorporated in Greece	506	(165)	-	-	506	(165)
Equity securities issued by companies incorporated outside Greece	3,274	(3,063)	1,121	(210)	4,395	(3,273)
Foreign treasury bills	29,322	(733)	-	-	29,322	(733)
Mutual Fund units	231,391	(23,362)	74,011	(8,930)	305,402	(32,292)
Total available-for-sale securities	4,151,554	(178,589)	687,536	(335,357)	4,839,090	(513,946)

The scheduled maturities of available-for-sale securities at December 31, 2010 and 2011 were as follows:
	2010		2011
	As restated1
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	1,110,912	1,096,958	541,384	520,431
Due from one to five years	6,121,884	5,633,279	4,524,571	4,293,808
Due from five to ten years	4,672,859	3,627,756	2,085,817	1,947,161
Due after ten years	4,075,035	2,538,177	1,332,200	1,285,587
Total debt securities	15,980,690	12,896,170	8,483,972	8,046,987
Other non debt securities	801,032	792,340	551,275	524,737
Total	16,781,722	13,688,510	9,035,247	8,571,724
1 See Note 43 for more information

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (see Note 3), and due to the current crisis in the Greek bond markets, transferred certain trading securities with fair value at the date of the reclassification EUR 200.4 million to available-for-sale and certain available-for-sale securities with fair value at the date of the reclassification EUR 1,912.6 million into held-to-maturity because it now intends to hold these bonds until maturity.

Available for sale securities include securities that are pledged as collateral of EUR 6,483.0 million and EUR 4,923.7 million as at December 31, 2010 and 2011, respectively.

The following table presents the net gains / (losses) on available-for-sale and held-to-maturity securities for 2009, 2010 and 2011.
	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Gross realized gains on sales of available for sale securities
Greek government bonds	222,052	3,138	83,573
Debt securities issued by other governments and public sector entities	125,462	177,592	21,607
Corporate debt securities	19,041	4,666	13,108
Equity securities	12,924	4,388	1,716
Mutual Fund units	18,670	8,226	11,832
Total gross realized gains on sales of available for sale securities	398,149	198,010	131,836
Gross realized losses on sales of available for sale securities
Greek government bonds	(16,153)	(68,507)	(142,205)
Debt securities issued by other governments and public sector entities	(3,439)	(12,387)	(7,410)
Corporate debt securities	(20,512)	(2,143)	(316)
Equity securities	(7,738)	-	(1,284)
Mutual Fund units	(378)	(14)	(87)
Total gross realized losses on sales of available for sale securities	(48,220)	(83,051)	(151,302)
Net realized gains / (losses) on sales of available for sale securities	349,929	114,959	(19,466)

Other-Than-Temporary-Impairment
OTTI of Greek government bonds due to Private Sector Involvement	-	-	(8,770,914)
Corporate debt securities	(151,474)	-	(142,973)
Equity securities	(187,142)	(85,198)	(223,366)
Mutual Fund units	(19,712)	(4,299)	(36,460)
Total Other-Than-Temporary-Impairment	(358,328)	(89,497)	(9,173,713)
Net gains / (losses) on available for sale and held to maturity securities	(8,399)	25,462	(9,193,179)

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their approximate fair values at December 31, comprised:
	2010
	As restated
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	3,473,774	-	(983,862)	2,489,912
Debt securities issued by other governments and public sector entities	105,671	8,263	(2,161)	111,773
Corporate debt securities issued by companies incorporated outside Greece	5,000	-	-	5,000
Foreign Treasury bills	13,840	-	-	13,840
Total held-to-maturity securities	3,598,285	8,263	(986,023)	2,620,525

	2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	845,015	-	(40,589)	804,426
Debt securities issued by other governments and public sector entities	107,206	8,258	(6,570)	108,894
Foreign Treasury bills	49,981	-	-	49,981
Total held-to-maturity securities	1,002,202	8,258	(47,159)	963,301

The following table presents the fair value and the associated unrecognized losses of held-to-maturity securities in an unrecognized loss position as at December 31, 2011. The table also discloses whether these securities have had unrecognized losses for periods less than 12 months or for 12 months or longer.

	2010
	As restated
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	1,291,452	(278,360)	1,198,461	(705,502)	2,489,913	(983,862)
Debt securities issued by other governments and public sector entities	-	-	19,194	(2,161)	19,194	(2,161)
Total held to maturity investments	1,291,452	(278,360)	1,217,655	(707,663)	2,509,107	(986,023)

	2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	-	-	15,432	(40,589)	15,432	(40,589)
Debt securities issued by other governments and public sector entities	5,326	(2,973)	17,239	(3,597)	22,565	(6,570)
Total	5,326	(2,973)	32,671	(44,186)	37,997	(47,159)

The scheduled maturities of held-to-maturity securities at December 31, 2010 and 2011 were as follows:
	2010		2011
	As restated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	186,284	182,659	148,409	148,481
Due from one to five years	1,319,602	1,084,346	376,198	332,636
Due from five to ten years	1,946,552	1,228,937	389,799	386,202
Due after ten years	145,847	124,583	87,796	95,982
Total	3,598,285	2,620,525	1,002,202	963,301

During 2010, the Group, in accordance with its policy regarding transfers of investments between categories (Note 3), and due to the current crisis in the Greek bond markets, transferred certain Greek government bonds from trading and available-for-sale into held-to-maturity because it now intends to hold these bonds until maturity. The fair value of these bonds at the date of transfer was EUR 2,176.4 million and became the new amortized cost at that date. The transfers did not affect the length of the period that these securities are in an unrealized loss position. Excluded from the unrecognized losses presented in the table above, as at December 31, 2011 are EUR 16.7 million unrealized losses, which relate to the unamortized balance of the unrealized losses (before tax) that have been recorded in OCI prior to the reclassification (2010: EUR 171.0 million). These losses relate to securities that have been in an unrealized loss position for 12 months or longer (2010: EUR 169.1 million).

Held to maturity securities include securities that are pledged as collateral of EUR 1,963.5 million and EUR 780.0 million as at December 31, 2010 and 2011, respectively.

Other-Than-Temporary-Impairment assessment of available-for-sale and held-to-maturity securities

       The assessment for Other-Than-Temporary-Impairment (“OTTI”) of available-for-sale and held-to-maturity debt securities and available-for-sale marketable equity securities and mutual fund units is based on a variety of factors, including the length of time and extent to which the market value has been less than cost, the financial condition of the issuer of the security, and our intent and ability to hold the security to recovery. For debt securities, the evaluation is based upon factors such as the creditworthiness of the issuers and/or guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Regarding equity securities and mutual fund units, as part of our impairment analysis, we frequently update our expectations based on actual historical evidence that recovery has not yet occurred. Specifically, when unrealized losses persist, we obtain greater and more detailed objective evidence regarding the future earnings potential and the underlying business economics of the issuers and the share price trend.

Greek government bonds eligible for the PSI

The assessment of impairment for the eligible Greek government bonds as at December 31, 2011 has been performed based on the provisions of ASC 310-20 – Investments in Debt and Equity Securities indicating that if the fair value of an investment is less than its amortized cost basis at the balance sheet date of the reporting period for which impairment is assessed, the impairment is either temporary or other than temporary. The Group assessed whether its investment in the eligible Greek government bonds is impaired by comparing the fair value with the amortized cost of these debt instruments. This comparison has indicated that all eligible Greek government bonds are impaired and consequently the Group assessed whether the impairment is other than temporary.

At the European Summit on October 26, 2011, the Heads of States of Eurozone agreed on a comprehensive set of measures, including a voluntary bond exchange with a nominal discount of 50% on notional Greek debt held by private investors. Together with an ambitious reform program for the Greek economy, supporting growth, the PSI is expected to secure the reduction of the Greek debt to GDP ratio to 120% by 2020.

On February 24, 2012, the Hellenic Republic Ministry of Finance (the “MiFin”) published the invitation memoranda (the “Memoranda”) whereby it invited the holders of the Greek government bonds that were eligible for the PSI (the “eligible GGBs”) to offer to exchange their eligible GGBs subject to the terms described in the Memoranda (the “Offer”).

The Group participated in the Offer under the terms of the Memoranda. The exchange of the Greek government bonds that were subject to Greek law took place on March 12, 2012, while the exchange of Greek government bonds subject to foreign law and the loans that were included in the PSI (see Note 13) took place in April 2012.

The key terms of the Offer are as follows:

•       53.5% haircut on the nominal value of the eligible Greek government bonds

•       Receipt of European Financial Stability Facility (“EFSF”) bonds with total nominal value 15% of the nominal amount of the exchanged bonds, half of which mature in 12 months and half in 24 months.

•       New bonds (the “New Greek government bonds”) with the following characteristics:

  Issuer: Hellenic Republic
  Nominal value: 31.5% of the nominal amount of the exchanged bonds
  Payment of principal: 20 separate bonds with staggered bullet maturities of between 11 and 30 years
  Coupon rate: 2.0% per annum for payment dates in 2013 - 2015, 3.0% per annum for payment dates in 2016 - 2020, 3.65% per annum for payment date 2021 and 4.3% per annum for payment dates in 2022 and thereafter.

•       Detachable GDP-linked securities issued by the Hellenic Republic (the “GDP-linked Securities”) traded in the market with a notional amount equal to the face amount of the New Greek government bonds received. The GDP-linked Securities will provide for annual payments beginning in 2015 of an amount of up to 1% of their notional amount in the event the Hellenic Republic's nominal GDP exceeds a defined threshold and the Hellenic Republic has positive GDP growth in real terms in excess of specified targets.

•       Any accrued and unpaid interest (including additional amounts, if any) on the exchanged bonds will be paid with 6-month securities issued by the EFSF.

•       The New Greek government bonds and the GDP-linked Securities will be governed by English law and will be ranked pari passu with all other borrowed monies of the Hellenic Republic.

Based on the terms and the conditions in the Memoranda, and due to financial difficulties of the issuer, the Group does not expect to recover the amortized cost basis of the Greek government bonds eligible for the PSI, and therefore these bonds are other-than-temporarily-impaired. Therefore, as at December 31, 2011 the Group concluded that there was an other than temporary impairment in its portfolio of Greek government bonds and a credit loss was determined as the difference between the fair value of these securities and the amortized cost reflected in the financial statements as at December 31, 2011. Given the significant difficulties of the issuer, the Group concluded that the entire other than temporary impairment was attributable to credit related deterioration and therefore this amount was charged to the income statement.

The Offer was considered an adjusting event after the reporting period in relation to the annual financial statements for the year ended December 31, 2011, because it provided evidence of conditions that existed at the end of the reporting period. The Group concluded that there was not an active market for Greek government bonds at December 31, 2011 and estimated the fair value at December 31, 2011 based on the contractual cash flows of the new Greek government bonds, a discount rate of 12% and appropriate market information.

The discount rate was based on the new fundamentals regarding the Hellenic Republic debt (the successful implementation of the PSI, together with the financial assistance under the Program agreed by the Eurozone members and IMF, which is expected to improve Hellenic Republic's debt sustainability aiming at the reduction of the Hellenic Republic debt to GDP ratio to 120% by 2020, the new reform effort and the escrow account arranged for the new PSI bonds that raises their seniority). Specifically, to arrive at this estimate, we have considered the yields of similarly rated sovereign and corporate entities, and we have analyzed the relationship of credit ratings and public debt with the bond yields for other European countries.

Impact of PSI for eligible Greek government bonds, December 31, 2011
	Nominal amount	Carrying amount before impairment	Fair value	Impact on earnings due to OTTI	Impact on equity due to OTTI	Amount reclassified from AOCI
	(EUR in thousands)
Available for sale(1)	8,929,319	2,369,692	2,369,692	(6,304,467)	-	(6,304,467)
Held to Maturity	3,050,551	3,136,285	788,965	(2,466,447)	(2,347,320)	(119,127)
Total	11,979,870	5,505,977	3,158,657	(8,770,914)	(2,347,320)	(6,423,594)

(1) The impact on earnings due to OTTI for available for sale securities includes a gain of EUR 135.7 million relating to foreign currency translation differences on eligible Greek government bonds denominated in foreign currencies.

Greek government bonds not eligible for the PSI

At December 31, 2011 Greek government bonds held by the Group that were not eligible for exchange comprised of:

(a)       a bond in the available-for-sale investment securities with nominal amount EUR 1,434.7 million and fair value EUR 1,322.7 million that matures in May 2014 and was received by the Bank in settlement of the Redeemable Preference Shares issued to the Greek State in accordance with Law 3723/2008 (Pillar I) (see Note 32). The fair value was determined by an independent appraiser, as this bond is not quoted in an active market taking into account the credit risk of the Hellenic Republic. The unrealized loss of EUR 27.4 million was recognized in other comprehensive income.

(b)       a bond in the held-to-maturity investment securities issued by the New Economy Development Fund (“TANEO”), a company controlled by the Hellenic Republic, with nominal amount EUR 57.7 million and carrying value EUR 56.0 million that matures in June 2013, and

(c)       a bond in the available-for-sale investment securities with nominal amount EUR 12.1 million and carrying value EUR 5.0 million that matures in August 2014.

Consistent with the assessment of the Greek bonds eligible for PSI, the Group has conducted an assessment of whether the decline in fair value below amortized cost is an other-than-temporary-impairment. The Group does not intend to sell these Greek government bonds, and it is not more likely than not to be required to sell them before the recovery of their amortized cost basis. Furthermore, the Group expects to recover the entire amortized cost basis of these bonds, because there is no evidence at the date these financial statements were authorized that there is a loss event that has an impact on the estimated future cash flows associated with these bonds, hence that the future cash flows will not be recovered in accordance with the contractual terms. Accordingly the unrealized losses of these bonds are included within AOCI.

To arrive at this conclusion the Group has considered that, although the issuer has financial difficulties, there is an expectation that the contractual cash flows will be met due to the guarantees in place as a result of the new Program for economic support for Greece as well as continuous support offered to Greece by the IMF and the Eurozone countries. Further the group gave consideration to the short duration of these bonds as all three bonds mature by 2014, that is within the period of the new Program for economic support for Greece. Furthermore, in reaching that conclusion we also took into consideration the guarantees in place as a result of the new Program for economic support for Greece as well as the continuous support offered to the Hellenic Republic by the IMF and the eurozone countries. Furthermore, the Group gave consideration to the short duration of these bonds as all three bonds mature by 2014, that is within the period of the new Program for economic support for Hellenic Republic.

In particular for the bond received in settlement of the Redeemable Preference Shares issued to the Greek State (see (a) above), the Bank also considered that this transaction formed an integral part of the public policy of the Official Sector to support the regulatory capital of the Greek banks in an effort to sustain the systemic stability of the financial sector in Greece. The Hellenic Republic would not benefit from defaulting on this bond since such action would not result to any reduction of the public debt, merely would be more than offset by the increased capitalization needs of the Greek banks and would therefore increase the Greek public debt. This result would have been in clear contradiction to the basic aim of the new Program for economic support for Greece, which was approved by the heads of state of the eurozone states and is supervised by the IMF, the ECB and the EU. Additionally, subject to obtaining Bank of Greece and other statutory approvals for the repurchase of the Redeemable Preference shares of a nominal value of EUR 1,350.0 million, the Bank could elect to exchange this bond at its maturity in May 2014 with the Redeemable Preference shares.

In accordance with Ministerial Decision 2/98029/0023A/17-01-2012, the redemption of the preference shares issued in favor to the Greek State, will, from December 31, 2011 onwards, be effected at the original par value of the preference shares through the exchange of Greek government bonds or treasury bills. At any redemption date the Greek government bonds or treasury bills to be exchanged should have the following characteristics:

  their nominal value should be of equal to the nominal value of the bonds issued as consideration for the preference shares issued by the Bank their maturity date should be the same or up to one month beyond the corresponding maturity date of the bonds issued as consideration for the preference shares issued by the Bank their market value as at the date of redemption should match their nominal value. If this is not applicable the difference will be settled between the parties in cash.

For the bond issued by TANEO (see (b) above), the Group also considered that the fair value of the company's investments and the cash and cash equivalents held by TANEO exceeds the total outstanding bond issue and therefore the probability of TANEO defaulting on the bonds it has issued is very small.

Finally, it is expected that the successful implementation of the PSI together with the financial assistance under the Program agreed by the eurozone members and the IMF will improve Greece's debt sustainability aiming at the reduction of the Greek debt to GDP ratio to 120% by 2020 (see above). This conclusion is also supported by the statements issued by the Euro summit and the EU Heads of State or Government on October 26, 2011, the Eurogroup statement on February 21, 2012, the press release of the Institute of International Finance (the “IIF”) on March 3, 2012 and the statement by the IMF managing director on March 9, 2012.

  Impairment of other debt securities, equity securities and mutual funds units

OTTI charges for available-for-sale and held-to-maturity securities in 2009

During 2009 the Group recognized OTTI charges in relation to certain debt securities that the Group intended to sell, in accordance with ASC 320-10-35-33A, and in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses, in accordance with ASC 320- 10-35-33.

As at December 31, 2009, gross unrealized losses existing for twelve months or more for equity securities relate to minor investments. For the majority of these investments the unrealized loss is less than 20% and for the remaining it is marginally above 20%. All mutual fund units with unrealized losses existing for twelve months or more have losses of less than 20%.

OTTI charges for available-for-sale and held-to-maturity securities in 2010

During 2010 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized an OTTI charge for all equity securities and mutual fund units for which an OTTI charge was recognized in previous years and as at December 31, 2010 were in an unrealized loss position.

As at December 31, 2010, gross unrealized losses existing for twelve months or more for equity securities are not material and all mutual fund units with unrealized losses existing for twelve months or more were not considered impaired as the losses were not significant to the respective investments held.

OTTI charges for available-for-sale and held-to-maturity securities in 2011

Other than the OTTI charges recognized for the Greek government bonds due to the PSI, as discussed above, the Group recognized OTTI charges in relation to certain corporate debt securities issued by Greek financial institutions in an unrealized loss position because, as at December 31, 2011, the Group considered that a credit loss existed with respect to these securities.

During 2011 the Group recognized OTTI charges in relation to the majority of its equity securities and mutual fund units held with significant and prolonged unrealized losses. In particular, the Group recognized OTTI charges for all equity securities and mutual fund units for which an OTTI was recognized in previous periods and, as at December 31, 2011, were in an unrealized loss position. As at December 31, 2011, gross unrealized losses existing for twelve months or more for equity securities are not material and all mutual fund units with unrealized losses existing for twelve months or more were not considered impaired as the losses were not significant to the respective investments held.

For other debt securities issued by Greek financial institutions no OTTI has been recognized based on management's assessment that the Group neither has the intention to sell nor expects it will be required to sell these securities before the recovery of their respective amortized cost bases, and that the issuers' payment obligations associated with these positions will be met on time and the full amount will be recovered. A key factor considered in this assessment was the existence of the recapitalization plan for the Greek banks (see Note 3).